Schedule of carrying amounts of goodwill cash generating unit (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,788	$ 1,635	$ 17,697	$ 18,269
Aevitas O Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Goodwill			6,946
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill			9,091
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,788	$ 1,635	$ 1,660